Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of outstanding customer finance [abstract]
Fair value of customer finance credits	kr 2,883	kr 3,931
Financial guarantees for third-parties	42	77
Accrued interest	21	14
Maximum exposure to credit risk	2,946	4,022
Less third-party risk coverage	(331)	(505)
The Company's risk exposure, less third-party risk coverage	kr 2,615	kr 3,517